SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sociedad Contractual Minera Puren
Principles of consolidation
Ownership interest in joint venture	65.00%	65.00%
Fairbanks Gold Mining, Inc.
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Kinross Brasil Mineracao S.A.
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Compania Minera Maricunga
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Compania Minera Mantos de Oro
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Echo Bay Minerals Company
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Chukotka Mining and Geological Company
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Northern Gold LLC
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Tasiat Mauritamie Ltd. S.A
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Chirano Gold Mines Ltd.
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	90.00%	90.00%
Chirano Gold Mines Ltd. | Ghana
Principles of consolidation
Ownership interest non controlling interest	10.00%	10.00%
KG Mining (Bald Mountain)
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Round Mountain Gold Corporation/KG Mining
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Udinsk Gold, LLC
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%
Peak Gold, LLC
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	70.00%